Stock-Based Compensation Plans (Disclosures by Compensation Plans) (Details) (USD $)	12 Months Ended			78 Months Ended							12 Months Ended							3 Months Ended		6 Months Ended		12 Months Ended					6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012	Jun. 30, 2012 Plan 2004 [Member]	Dec. 31, 2011 Plan 2004 [Member]	Apr. 21, 2004 Plan 2004 [Member]	Jun. 30, 2012 Plan 2010 [Member]	Dec. 31, 2011 Plan 2010 [Member]	Dec. 31, 2009 Plan 2010 [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Dec. 31, 2009 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member] Minimum [Member]	Dec. 31, 2011 Stock Options [Member] Maximum [Member]	Dec. 31, 2011 Stock Options [Member] Typical Period [Member] Minimum [Member]	Dec. 31, 2011 Stock Options [Member] Typical Period [Member] Maximum [Member]	Jun. 30, 2012 Restricted Stock [Member]	Jun. 30, 2011 Restricted Stock [Member]	Jun. 30, 2012 Restricted Stock [Member]	Jun. 30, 2011 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member]	Dec. 31, 2010 Restricted Stock [Member]	Dec. 31, 2009 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member] Minimum [Member]	Dec. 31, 2011 Restricted Stock [Member] Maximum [Member]	Jun. 30, 2012 Performance Shares [Member]	Dec. 31, 2011 Performance Shares [Member]	Jun. 30, 2012 Performance Shares [Member] Minimum [Member]	Dec. 31, 2011 Performance Shares [Member] Minimum [Member]	Jun. 30, 2012 Performance Shares [Member] Maximum [Member]	Dec. 31, 2011 Performance Shares [Member] Maximum [Member]
Number of shares under option:
Outstanding - beginning of year, Shares	68,071	206,815	303,100
Exercised, Shares	(19,625)	(137,244)	(96,285)
Cancelled, Shares	0	(1,500)	0
Outstanding - end of year, Shares	48,446	68,071	206,815
Exercisable - end of year, Shares	48,446	68,071	206,815
Outstanding - beginning of year, Weighted Average Exercise Price	$ 40.48	$ 42.58	$ 39.58
Exercised, Weighted Average Exercise Price	$ 37.44	$ 43.89	$ 33.15
Cancelled, Weighted Average Exercise Price	$ 0	$ 17.81	$ 0
Outstanding - end of year, Weighted Average Exercise Price	$ 41.71	$ 40.48	$ 42.58
Exercisable - end of year, Weighted Average Exercise Price	$ 41.71	$ 40.48	$ 42.58
Number of unvested shares:
Outstanding, Shares, Beginning balance																				1,052,199	1,259,377	1,259,377					415,000
Granted, Shares																				294,093		245,127
Vested, Shares																				(575,023)		(395,434)
Cancelled, Shares																				(28,264)		(56,871)
Outstanding, Shares, Ending balance																		743,005		743,005		1,052,199	1,259,377				324,000	415,000
Outstanding, Weighted Average Grant-Date Fair Value, Beginning balance																				$ 84.62	$ 77.05	$ 77.05
Granted, Weighted Average Grant-Date Fair Value																				$ 114.03		$ 130.15
Vested, Weighted Average Grant-Date Fair Value																				$ 62.97		$ 88.72
Cancelled, Weighted Average Grant-Date Fair Value																				$ 114.97		$ 84.72
Outstanding, Weighted Average Grant-Date Fair Value, Ending balance																		$ 111.86		$ 111.86		$ 84.62	$ 77.05
Stock-based compensation expense	$ 32,100,000	$ 32,400,000	$ 40,700,000								$ 0	$ 0	$ 300,000					$ 7,600,000	$ 7,700,000	$ 15,400,000	$ 16,300,000	$ 32,100,000	$ 32,400,000	$ 40,400,000
Related income tax benefit	(10,900,000)	(10,600,000)	(13,500,000)								0	0	(100,000)									(10,900,000)	(10,600,000)	(13,400,000)
Net stock-based compensation expense	21,200,000	21,800,000	27,200,000								0	0	200,000					5,100,000	5,200,000	10,200,000	11,000,000	21,200,000	21,800,000	27,000,000
Number of shares authorized to issue under share based compensation plans							3,500,000			2,900,000
Common stock available under stock option plan					275,945	483,132		2,162,227	2,432,049
General vesting period, minimum														1 year	5 years	1 year	3 years								1 year	3 years	36 months	36 months
General expiration period, from date of grant or time of termination											10 years														1 year	4 years
Options granted during period		0	0	0							0
Weighted average remaining contractual life of options outstanding	3 years 8 months 12 days	4 years 2 months 12 days
Total intrinsic value of stock options exercised	1,500,000	8,600,000	4,900,000
Share-based compensation arrangement by share-based payment award, options, vested in period	0	0	2,700,000
Unearned compensation costs											0							42,000,000		42,000,000		27,000,000	31,600,000
Recognition of unearned compensation (years)																				2 years		1 year
Fair value of Restricted Shares vested																		$ 1,200,000	$ 1,200,000	$ 36,200,000	$ 34,800,000	$ 35,100,000	$ 31,900,000	$ 17,000,000
Period for achieving performance targets on performance based units (years)																											3 years	3 years
Vesting percentage of grants, depending on acheivement of specific performance targets																													0.00%	0.00%	200.00%	200.00%
Minimum range of vesting provisions																											0	0
Maximum range of vesting provisions																											643,000	817,000
Estimated vesting of shares based on performance shares																											451,000	744,000